The Wilmington Prime Money Market Portfolio
               The Wilmington U.S. Government Portfolio
                 The Wilmington Tax-Exempt Portfolio

                         of WT Mutual Fund
                          Service Shares

                SUPPLEMENT DATED SEPTEMBER 13, 2001 TO
  PROSPECTUS DATED NOVEMBER 1, 2000, AS REVISED FEBRUARY 23, 2001

The information in this Supplement, updates certain information contained in the Service Shares Prospectus of the Wilmington
Funds - Money Market Portfolios of WT Mutual Fund dated November
1, 2000, as revised February 23, 2001 (the "Prospectus").

Our Prospectus states that the Portfolios will be open for business on each day that the New York Stock Exchange, the Transfer Agent and the Philadelphia branch of the Federal Reserve Bank are open for business ("Business Day"). In light of the recent tragedy that our country is experiencing, many of the securities markets, including the New York Stock Exchange are closed. However, the Portfolios will be open for business during this time.

As stated in the Prospectus, the net asset value ("NAV") per share of each Portfolio will be determined in accordance with the guidelines set forth under the heading of "Pricing of Shares" on page 14 of the Prospectus.

Shareholders of the Portfolios who wish to purchase or redeem shares should continue to follow the procedures set forth under the headings of "Purchase of Shares" on page 14 and "Redemption of Shares" on page 16 of the Prospectus.




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                    The Wilmington Prime Money Market Portfolio
                     The Wilmington U.S. Government Portfolio
                       The Wilmington Tax-Exempt Portfolio

                                of WT Mutual Fund
                                 Investor Shares

                      SUPPLEMENT DATED SEPTEMBER 13, 2001 TO
                         PROSPECTUS DATED NOVEMBER 1, 2000

The information in this Supplement, updates certain information contained in the Investor Shares Prospectus of the Wilmington
Funds - Money Market Portfolios of WT Mutual Fund dated November
1, 2000 (the "Prospectus").

Our Prospectus states that the Portfolios will be open for business on each day that the New York Stock Exchange, the Transfer Agent and the Philadelphia branch of the Federal Reserve Bank are open for business ("Business Day"). In light of the recent tragedy that our country is experiencing, many of the securities markets, including the New York Stock Exchange are closed. However, the Portfolios will be open for business during this time.

As stated in the Prospectus, the net asset value ("NAV") per share of each Portfolio will be determined in accordance with the guidelines set forth under the heading of "Pricing of Shares" on page 17 of the Prospectus.

Shareholders of the Portfolios who wish to purchase or redeem shares should continue to follow the procedures set forth under the headings of "Purchase of Shares" on page 17 and "Redemption of Shares" on page 19 of the Prospectus.




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                The Wilmington Premier Money Market Portfolio

                            of WT Mutual Fund


                  SUPPLEMENT DATED SEPTEMBER 13, 2001 TO
                    PROSPECTUS DATED NOVEMBER 1, 2000

The information in this Supplement, updates certain information contained in the prospectus of the Wilmington Premier Money
Market Portfolio of WT Mutual Fund dated November 1, 2000 (the
"Prospectus").

Our Prospectus states that the Portfolio will be open for business on each day that the New York Stock Exchange, the Transfer Agent and the Philadelphia branch of the Federal Reserve Bank are open for business ("Business Day"). In light of the recent tragedy that our country is experiencing, many of the securities markets, including the New York Stock Exchange are closed. However, the Portfolio will be open for business during this time.

As stated in the Prospectus, the net asset value ("NAV") per share of the Portfolio will be determined in accordance with the guidelines set forth under the heading of "Pricing of Shares" on page 11 of the Prospectus.

Shareholders of the Portfolio who wish to purchase or redeem shares should continue to follow the procedures set forth under the headings of "Purchase of Shares" on page 12 and "Redemption of Shares" on page 13 of the Prospectus.